UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: July 1, 2011 - June 30, 2012

PROXY VOTING RECORDS

FMX Total Return Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.

FMX Growth Allocation Fund

Fund Description:	NASDAQ-100 FUND-ADVISOR
Ticker:	RYAOX
Security ID:	783554-520
Meeting Type:	2011 RYDEX SERIES TRUST Special Meeting of Stockholders
Meeting Date:	Tuesday, November 22, 2011
Record Date:	Monday, October 03, 2011

Proposal:		Mgt. Rec.:	Vote Cast:	Sponsor:
1	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN THE TRUST AND SECURITIES INVESTORS, LLC	FOR	FOR	Directors
3	DIRECTOR
3.1	DONALD C. CACCIAPAGLIA	FOR	FOR	Directors
3.2	COREY A. COLEHOUR	FOR	FOR	Directors
3.3	J. KENNETH DALTON	FOR	FOR	Directors
3.4	JOHN O. DEMARET	FOR	FOR	Directors
3.5	RICHARD M. GOLDMAN	FOR	FOR	Directors
3.6	WERNER E. KELLER	FOR	FOR	Directors
3.7	THOMAS F. LYDON	FOR	FOR	Directors
3.8	PATRICK T. MCCARVILLE	FOR	FOR	Directors
3.9	ROGER SOMERS	FOR	FOR	Directors
4	TO APPROVE A "MANAGER OF MANAGERS" ARRANGEMENT	FOR	FOR	Directors

FMX Growth Allocation Fund

Fund Description:	FLEXIBLE INCOME FUND CL N
Ticker:	CLFLX
Security ID:	00764F458
Meeting Type:	SPECIAL MEETING
Meeting Date:	Friday, February 17, 2012
Record Date:	Monday, November 28, 2011

Proposal:		Mgt. Rec.:	Vote Cast:	Sponsor:
DIRECTOR
1)	W. PATRICK CLARKE	FOR	FOR	Directors
2)	LARRY A. CARTER	FOR	FOR	Directors
3)	JOHN W. DAVIDSON	FOR	FOR	Directors
4)	EDWARD D. FOY	FOR	FOR	Directors
5)	DOUGLAS E. MCCASH	FOR	FOR	Directors
6)	ANTHONY J. HERTL	FOR	FOR	Directors

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Date: August 28, 2012	Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund